Earnings Per Share Data (Tables)	12 Months Ended
Oct. 30, 2016
Earnings Per Share Data
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2016	2015	2014
Basic weighted-average shares outstanding	529,290	528,143	527,624
Dilutive potential common shares	13,183	12,859	12,807
Diluted weighted-average shares outstanding	542,473	541,002	540,431